Investment in Associates and Joint Venture - Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Total current assets	$ 325,580	$ 437,534
Total current liabilities	(779,123)	(459,349)
Non-current
Total non-current assets	5,434,165	5,419,229
Total non-current liabilities	(3,412,251)	(3,800,277)
Consolidated statements of profit or loss
Revenues	809,577	674,089	$ 668,637
Profit for the year	80,516	3,289	(115,613)
Total comprehensive income for the year	80,355	2,596	(117,849)
Group's share in profit	1,969	2,192	1,627
Dividend declared	$ (98,522)	$ (92,557)	(193,436)
Joint ventures
Consolidated statements of profit or loss
Revenues			$ 121,434